Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
10.	Goodwill

Goodwill is comprised of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Acquisition of SH Guotong	12,507	12,507	1,987
Acquisition of Managed Network Entities	157,664	157,664	25,050
Acquisition of Gehua	—	47,265	7,510

	170,171	217,436	34,547

As of December 31, 2010 and 2011, the Company assessed impairment on its goodwill derived from the acquisition of SH Guotong and Managed Network Entities. No impairment loss was recognized in any of the periods presented.